PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 106.3%
Common Stocks 50.1%
Electric Utilities 1.2%
Southern Co. (The)	96,592	$6,542,176
Integrated Oil & Gas 2.1%
Shell PLC (Netherlands), ADR	176,209	10,940,817
Multi-Utilities 1.3%
NiSource, Inc.	246,702	6,601,746
Oil & Gas Storage & Transportation 45.5%
Antero Midstream Corp.	928,672	11,255,505
Cheniere Energy, Inc.	233,144	38,049,101
DT Midstream, Inc.	226,950	11,867,216
EnLink Midstream LLC, UTS*	2,691,230	33,478,901
Equitrans Midstream Corp.	2,542,834	24,411,206
Kinder Morgan, Inc.	316,638	5,452,506
Kinetik Holdings, Inc.	500,977	17,589,303
New Fortress Energy, Inc.	254,016	7,884,657
NextDecade Corp.*	964,092	5,852,038
Pembina Pipeline Corp. (Canada)	168,518	5,237,539
Targa Resources Corp.	606,901	52,345,211
Williams Cos., Inc. (The)	816,340	28,188,220
		241,611,403

Total Common Stocks (cost $194,771,207)		265,696,142
Master Limited Partnerships 56.2%
Oil & Gas Storage & Transportation
Crestwood Equity Partners LP	751,428	21,490,841
Energy Transfer LP	3,623,715	48,811,441
Enterprise Products Partners LP	1,945,554	51,771,192
Magellan Midstream Partners LP	642,736	42,690,525
MPLX LP	1,423,872	49,678,894
Plains All American Pipeline LP	385,282	5,875,550
Plains GP Holdings LP (Class A Stock)*	3,451,522	55,362,413

PGIM Jennison MLP Fund
Schedule of Investments as of August 31, 2023 (unaudited) (continued)
Description	Shares	Value
Master Limited Partnerships (Continued)
Oil & Gas Storage & Transportation (cont’d.)
Western Midstream Partners LP	852,061	$22,741,508

Total Master Limited Partnerships (cost $202,046,872)		298,422,364

Total Long-Term Investments (cost $396,818,079)		564,118,506

Short-Term Investment 1.2%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $6,739,463)(wj)	6,739,463	6,739,463

TOTAL INVESTMENTS 107.5% (cost $403,557,542)		570,857,969
Liabilities in excess of other assets (7.5)%		(40,064,823)

Net Assets 100.0%		$530,793,146

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
UTS—Unit Trust Security

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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